BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
RMB [Member]
Foreign exchange rate	6.0537	6.2301	6.2939
Average exchange rate	6.1412	6.2990	6.4475
HK [Member]
Foreign exchange rate	7.7539	7.7507	7.7663
Average exchange rate	7.7565	7.7556	7.7793